Retirement Benefits (Narrative) (Detail) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Postretirement Healthcare Plans [Member]	Dec. 31, 2011 Supplemental Retirement Agreement [Member] Installment	Dec. 31, 2010 Supplemental Retirement Agreement [Member]	Dec. 31, 2006 Supplemental Retirement Agreement [Member]	Dec. 31, 2011 Estimated for 2012 [Member]	Dec. 31, 2011 Future [Member]	Dec. 31, 2011 Accrued Expenses and Other Liabilities	Dec. 31, 2010 Accrued Expenses and Other Liabilities	Dec. 31, 2011 Employee Stock Ownership Plan E S O P Plan [Member]	Dec. 31, 2010 Employee Stock Ownership Plan E S O P Plan [Member]	Dec. 31, 2011 Plan 401 k	Dec. 31, 2010 Plan 401 k	Dec. 31, 2009 Plan 401 k	Dec. 31, 2011 Plan 401 k Minimum	Dec. 31, 2011 Plan 401 k Maximum	Dec. 31, 2011 Plan 401 k Subsequent [Member]	Dec. 31, 2011 Plan 401 k Subsequent [Member] Minimum	Dec. 31, 2011 Plan 401 k Subsequent [Member] Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments by employees from base compensation																	2.00%	15.00%
Percentage of employers contribution based on participants compensation														25.00%
Percentage of Contribution from Employees of the First Base Compensation														6.00%					6.00%
Company matching contributions percentage																				25.00%	50.00%
Percentage of Contribution from Employees of the First Base Compensation														5 years
Company's contribution to its plan														$ 218,000	$ 166,000	$ 156,000
Contribution the profit sharing plan														0	0
Employee stock ownership plan authorized to purchase	1,756,279
Initial public offering price	$ 10.00
ESOP loan payment due date	Dec. 31, 2007
Outstanding loan balance												15,000,000	15,400,000
Shares released to particpants												61,801	60,570
ESOP compensation expense	790,000	774,000	676,000
Company contribution to SESOP plan	25,000	33,000	41,000
Net loss	288,000	266,000						27,778
Transition obligation	67,000	84,000						16,711
Prior service cost	(106,000)	(121,000)						15,575
Medical cost trend rate	8.75%	8.75%							4.75%
Medical cost trend rate decreasing	0.50%
Benefit payments	104,000	108,000	97,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months				109,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two				114,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three				119,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four				123,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five				125,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter				623,000
Benefit plan obligations										4,145,000	4,095,000
Benefit plan expenses	151,000	597,000	592,000
Agreement execution date					Jul. 18, 2006
Number of monthly payments					120
Agreement monthly payment					17,450
Present value of agreement obligation					$ 1,039,000	$ 880,000	$ 1,625,000